Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Schedule of Assumptions Estimate Fair Value
(in thousands)	2021	2022
Research and development expense	$33,580	$8,231
General and administrative expense	22,970	4,147
Total stock-based compensation expense	$56,550	$12,378

Ocean Biomedical Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Schedule of Common Stock Issued and Outstanding

At March 31, 2023 and 2022, the common stock of the Company issued and outstanding consisted of the following:

	Common Stock Shares
	March 31, 2023	March 31, 2022
Stockholder
Legacy Ocean equity holders	17,496,370	17,496,370
Retroactive application of recapitalization	5,859,062	5,859,062
Adjusted Legacy Ocean equity holders	23,355,432	23,355,432
Non-redeemed public stockholders	293,569
Backstop Forward Purchase Agreement	3,535,466
Backstop Forward Purchase Agreement-Subscription Agreement	1,350,000
Share Consideration Shares	1,200,000
Sponsor extension shares	1,365,000
Sponsor shares	2,625,000
Shares Modification Agreement	50,000
Total	33,774,467	23,355,432

Schedule of Assumptions Estimate Fair Value

The following assumptions were used to estimate the fair value of the profits interests that were granted on February 22, 2021:

Risk-free interest rate	0.11%
Fair value of common stock of the Company	$16.96
Expected dividend yield	—
Expected terms in years	2
Expected volatility	75%

The following assumptions were used to estimate the fair value of the profits interests that were granted on April 20, 2022:

Risk-free interest rate	2.10%
Fair value of common stock of the Company	$11.00
Expected dividend yield	—
Expected terms in years	8
Expected volatility	75%

Schedule of Stock Based Compensation
	For the three months ended
(in thousands)	2023	2022
Research and development expense	$—	$3,186
General and administrative expense	646	1,357
Total stock-based compensation expense	$646	$4,543

Ocean Biomedical Inc [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Schedule of Assumptions Estimate Fair Value

The following assumptions were used to estimate the fair value of the warrants that were granted on April 22, 2022:

Risk-free interest rate	2.1%
Fair value of common stock of the Company	$11.00
Expected dividend yield	—
Expected terms in years	4
Expected volatility	75%
The following assumptions were used to estimate the fair value of the warrants that were granted on March 19, 2023:

Risk-free interest rate	4.0%
Fair value of common stock of the Company	$7.17
Expected dividend yield	—
Expected terms in years	5
Expected volatility	75%
 The following assumptions were used to estimate the fair value of the warrants that were granted on September 30, 2022:

Risk-free interest rate	2.5%
Fair value of common stock of the Company	$10.20
Expected dividend yield	—
Expected terms in years	4
Expected volatility	75%
 The following assumptions were used to estimate the fair value of the warrants that were granted on February 15, 2023:

Risk-free interest rate	4.0%
Fair value of common stock of the Company	$6.03
Expected dividend yield	—
Expected terms in years	5
Expected volatility	75%
 The following assumptions were used to estimate the fair value of the warrants that were granted on March 29, 2023:

Risk-free interest rate	4.0%
Fair value of common stock of the Company	$6.77
Expected dividend yield	—
Expected terms in years	5
Expected volatility	75%
 The following assumptions were used to estimate the fair value of the profits interests that were granted on March 31, 2023:

Risk-free interest rate	4.0%
Fair value of common stock of the Company	$6.64
Expected dividend yield	—
Expected terms in years	5
Expected volatility	75%
 The following assumptions were used to estimate the fair value of the warrants that were granted on March 28, 2023:

Risk-free interest rate	4.0%
Fair value of common stock of the Company	$7.04
Expected dividend yield	—
Expected terms in years	5
Expected volatility	75%

Ocean Biomedical Inc [Member] | Non Statutory Stock Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Schedule of Assumptions Estimate Fair Value

The following assumptions were used to estimate the fair value of the non-statutory stock options that were granted on February 15, 2023:

Risk-free interest rate	4.0%
Fair value of common stock of the Company	$6.03
Expected dividend yield	—
Expected years to maturity	6.5
Expected volatility	75%